Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2019
Registrant Name	UBS Series Funds
Entity Central Index Key	0001060517
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 28, 2019
Document Effective Date	Aug. 28, 2019
Prospectus Date	Aug. 28, 2019
UBS Liquid Assets Government Fund | UBS Liquid Assets Government Fund
Prospectus:
Trading Symbol
UBS RMA Government Money Market Fund | UBS RMA Government Money Market Fund
Prospectus:
Trading Symbol	RMGXX
UBS Select Prime Institutional Fund | UBS Select Prime Institutional Fund
Prospectus:
Trading Symbol	SELXX
UBS Select Government Institutional Fund | UBS Select Government Institutional Fund
Prospectus:
Trading Symbol	SEGXX
UBS Select Treasury Institutional Fund | UBS Select Treasury Institutional Fund
Prospectus:
Trading Symbol	SETXX
UBS Select Prime Preferred Fund | UBS Select Prime Preferred Fund
Prospectus:
Trading Symbol	SPPXX
UBS Select Government Preferred Fund | UBS Select Government Preferred Fund
Prospectus:
Trading Symbol	SGPXX
UBS Select Treasury Preferred Fund | UBS Select Treasury Preferred Fund
Prospectus:
Trading Symbol	STPXX
UBS Select Prime Investor Fund | UBS Select Prime Investor Fund
Prospectus:
Trading Symbol	SPIXX
UBS Select Government Investor Fund | UBS Select Government Investor Fund
Prospectus:
Trading Symbol	SGEXX
UBS Select Treasury Investor Fund | UBS Select Treasury Investor Fund
Prospectus:
Trading Symbol	STRXX
UBS Select Government Capital Fund | UBS Select Government Capital Fund
Prospectus:
Trading Symbol	SGKXX
UBS Select Treasury Capital Fund | UBS Select Treasury Capital Fund
Prospectus:
Trading Symbol	STCXX
UBS Prime Reserves Fund | UBS Prime Reserves Fund
Prospectus:
Trading Symbol	UPRXX
UBS Tax-Free Reserves Fund | UBS Tax-Free Reserves Fund
Prospectus:
Trading Symbol	STFXX
UBS Prime Preferred Fund | UBS Prime Preferred Fund
Prospectus:
Trading Symbol	UPPXX
UBS Tax-Free Preferred Fund | UBS Tax-Free Preferred Fund
Prospectus:
Trading Symbol	SFPXX
UBS Prime Investor Fund | UBS Prime Investor Fund
Prospectus:
Trading Symbol	UPIXX
UBS Tax-Free Investor Fund | UBS Tax-Free Investor Fund
Prospectus:
Trading Symbol	SFRXX
Class A & P Prospectus | UBS Ultra Short Income Fund | Class A
Prospectus:
Trading Symbol	USIAX
Class A & P Prospectus | UBS Ultra Short Income Fund | Class P
Prospectus:
Trading Symbol	USIPX
Class I Prospectus | UBS Ultra Short Income Fund | Class I
Prospectus:
Trading Symbol	USDIX